EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	1,200,000	1,200,000
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	899,999	4,409,998
Earn out shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	1,207,200	1,207,200